Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Interest income was related to:
Interest income	kr 4,981	kr 5,079	kr 4,724	kr 10,060	kr 8,767	kr 19,438
Interest expenses
Interest expenses	(4,152)	(4,248)	(3,939)	(8,400)	(7,288)	(16,299)
Resolution fee	(26)	(26)	(24)	(53)	(47)	(94)
Risk tax	(37)	(35)	(37)	(71)	(75)	(150)
Total interest expenses	(4,215)	(4,309)	(4,000)	(8,524)	(7,410)	(16,543)
Net interest income	766	770	724	1,536	1,357	2,895
Interest income using effective interest method				7,043	6,111
Loans to credit institutions
Interest income was related to:
Interest income	227	249	315	476	576	1,113
Loans to the public
Interest income was related to:
Interest income	2,506	2,522	2,180	5,028	4,134	9,181
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	604	628	606	1,232	1,119	2,448
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	672	685	701	1,357	1,299	2,885
Derivatives
Interest income was related to:
Interest income	902	920	847	1,822	1,495	3,519
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	64	65	66	129	127	261
Other assets
Interest income was related to:
Interest income	kr 6	kr 10	kr 9	kr 16	kr 17	kr 31